Parent Only Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Current assets
Amount due from the subsidiaries	35,644,714	32,580,877	4,150,483
Cash and cash equivalents	15,851	248	32
	35,660,565	32,581,125	4,150,515
Non-current assets
Intangible assets	13,541,442	12,299,800	1,566,873
Interests in a subsidiary	780	780	99
	13,542,222	12,300,580	1,566,972
Total assets	49,202,787	44,881,705	5,717,487

Liabilities and shareholders’ equity
Current liabilities
Accrual	1,087,478	543,739	69,267
Total liabilities	1,087,478	543,739	69,267

Shareholders’ equity
Class A Ordinary shares $0.0003125 par value, 156,000,000 Class A shares authorized, and 3,460,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025*	8,443	8,443	1,076
Cass B Ordinary shares, US$0.0003125 par value, 20,000,000 shares authorized, and 600,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025*	1,463	1,463	186
Additional paid-up capital	50,994,645	50,994,645	6,496,215
Accumulated losses	(2,889,242)	(6,666,585)	(849,257)
Total shareholders’ equity	48,115,309	44,337,966	5,648,220
Total liabilities and shareholders’ equity	49,202,787	44,881,705	5,717,487

*        Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Current assets
Amount due from the shareholder	8,775	—	—
Amount due from subsidiaries	—	35,644,714	4,588,838
Cash and cash equivalents	—	15,851	2,041
	8,775	35,660,565	4,590,879
Non-current assets
Intangible assets	—	13,541,442	1,743,301
Interests in a subsidiary	780	780	100
	780	13,542,222	1,743,401

Total assets	9,555	49,202,787	6,334,280

Liabilities and shareholders’ (deficit) equity
Current liabilities
Accrual	—	1,087,478	140,000
Amounts due to a subsidiary	149,867	—	—
Total liabilities	149,867	1,087,478	140,000

Shareholders’ (deficit) equity
Ordinary shares (par value $0.0000625 per share; 780,000,000 Class A ordinary shares authorized, 15,000,000 Class A ordinary shares issued and outstanding as of December 31, 2023 and 17,320,000 Class A ordinary shares issued and outstanding as of December 31, 2024; 20,000,000 Class B ordinary shares authorized, 3,000,000 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)*	8,775	9,906	1,275
Additional paid-up capital	—	50,994,645	6,564,961
Accumulated losses	(149,087)	(2,889,242)	(371,956)
Total shareholders’ (deficit) equity	(140,312)	48,115,309	6,194,280
Total liabilities and shareholders’ (deficit) equity	9,555	49,202,787	6,334,280

*        Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.

Schedule of Condensed Statements of Loss

Condensed statements of loss

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Operating expenses
Amortization of intangible asset	—	1,241,642	158,173
Professional fee	—	2,177,751	277,424
Other general and administrative expenses	7,500	357,950	45,599
Total operating expenses	7,500	3,777,343	481,196
Loss before income taxes	7,500	3,777,343	481,196
Income taxes	—	—	—
Net loss	7,500	3,777,343	481,196

Condensed statements of loss

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Operating expenses
Amortization	—	1,481,738	190,756
Professional fee	—	1,087,478	140,000
Other general and administrative expenses	77,088	170,939	22,007
Total operating expenses	77,088	2,740,155	352,763
Loss before income taxes	(77,088)	(2,740,155)	(352,763)
Income taxes	—	—	—
Net loss	(77,088)	(2,740,155)	(352,763)

Schedule of Condensed statements of cash flows

Condensed statements of cash flows

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Cash flows from operating activities
Net loss	(7,500)	(3,777,343)	(481,196)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	—	1,241,642	158,173
Accrual	—	(543,739)	(69,267)
Cash used in operating activities	(7,500)	(3,079,440)	(392,290)

Cash flows from investing activity
Purchase of intangible assets	(15,023,180)	—	—
Cash (used in) generated from investing activity	(15,023,180)	—	—

Cash flows from financing activities
Proceeds from initial public offerings	50,995,776	—	—
Advanced from subsidiaries	—	3,063,837	390,303
Amount due to a related party	(35,948,769)	—	—
Cash generated from financing activities	15,047,007	3,063,837	390,303
Net increase (decrease) in cash and cash equivalents	16,327	(15,603)	(1,987)
Cash and cash equivalents at the beginning of the year/period	—	15,851	2,019
Cash and cash equivalents at the end of the year/period	16,327	248	32

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Cash flows from operating activities
Net loss	(77,088)	(2,740,155)	(352,763)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	—	1,481,738	190,756
Changes in operating liability
Accrual	—	1,087,478	140,000
Cash used in operating activities	(77,088)	(170,939)	(22,007)

Cash flows from investing activities
Purchase of intangible assets	—	(15,023,180)	(1,934,058)
Advance to subsidiaries	—	(50,440,589)	(6,493,632)
Cash used in investing activities	—	(65,463,769)	(8,427,690)

Cash flows from financing activities
Proceeds from initial public offerings	—	65,641,784	8,450,608
Advanced from the shareholder	—	8,775	1,130
Amount due to a related party	77,088	—	—
Cash generated from financing activities	77,088	65,650,559	8,451,738
Net increase in cash and cash equivalents	—	15,851	2,041
Cash and cash equivalents at the beginning of the year	—	—	—
Cash and cash equivalents at the end of the year	—	15,851	2,041